Financial (Expense) Income, Net	6 Months Ended
Jun. 30, 2023
Financial (Expense) Income, Net [Abstract]
Financial (expense) income, net
Note 11.	Financial (expense) income, net

	Six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Financial income:
Interest on deposits	$3,187	$345
Foreign currency translation differences	755	149
Remeasurement of liability instruments	—	94,739
Marketable securities	699	98
Other	355	52

Financial expenses:
Remeasurement of liability instruments	(78,953)	—
Bank charges	(158)	(128)
Foreign currency translation differences	(631)	(148)
Others	(80)	(241)
Total	$(74,826)	$94,866